Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Contracts	Dec. 31, 2019 CNY (¥) Contracts
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Number of open crude oil option contracts | Contracts	0	0
Balance due from BSP agents	¥ 1,210	¥ 1,793
Fuel price risk [member] | Accumulated other comprehensive income [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage change in fuel price	5.00%
Increase in fuel cost due to a potential change in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	¥ 692	1,710
Billing and settlements plan agents [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Balance due from BSP agents	¥ 165	¥ 835